Secured Notes Payable (Details Textual)				1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 30, 2015 USD ($) $ / shares	May 07, 2015 USD ($) Investors	Apr. 23, 2015 USD ($) Investors	Aug. 24, 2016 $ / shares	Mar. 31, 2016 USD ($) shares	Feb. 29, 2016 USD ($) shares	Nov. 30, 2015 USD ($)	Apr. 17, 2015 USD ($) Investors shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)
Line of Credit Facility [Line Items]
Secured notes payable, description													The conversion price for such Company Optional Redemption shall be a price equal to 100% of the Conversion Amount of the Notes being redeemed.
Number of warrants issued for common stock | shares											219,785
Exercise price per share | $ / shares											$ 12.50		$ 12.04
Loss on exchange of warrants												$ 279,000	$ 279,000
Amortization of debt discount									$ 809,000	$ 1,117,000	$ 2,209,000	1,921,000
Debt conversion amount													500,000
Fair value of embedded conversion feature liability													$ 7,000
Embedded conversion feature liability, description													The Notes were issued with a feature that allows for up to 50% of the principal to be converted into our common stock. On December 30, 2015, the terms of the Notes were amended to allow the remaining 50% of the principal to be convertible into our common stock.
Warrants exercisable term											5 years
Proceeds from issuance of common stock											$ 2,883,000	$ 741,000	$ 3,125,000	$ 3,844,000
Percentage of principal amount of debt rereemed											115.00%		115.00%
Percentage of conversion outstanding amount													100.00%
Securities purchase agreement, description											On April 11, 2016, we consummated a $3 million private offering and thereby satisfied condition (ii) above. On March 31, 2016 we issued the March Warrants, as described in Note 12, and we remained in compliance with the net monthly cash flow covenant listed in (iv) above during all relevant times. On June 29, 2016, we signed the CMLA, which will replace the CLA upon the successful completion of the technical tests associated with the KG2. Additionally, upon execution of the September Amendments (as defined below), the monthly cash flow covenant listed in (iv) above was removed.
Fair value of additional warrants issued											$ (3,124,000)		$ 205,000
Issuance of warrant to investors | shares									1,450,542		1,450,542		775,543
Second Amendment Securities Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Proceeds from issuance of common stock							$ 10,000,000
Third Amendment Securities Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Proceeds from issuance of common stock							$ 10,000,000
Fourth Amendment Securities Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Embedded conversion feature liability, description	The December Amendments also amended the terms of the Notes to allow for the remaining 50% to be converted under the same terms as the original 50% as described above.
Percentage of conversion feature	50.00%												100.00%
Securities purchase agreement, description	(i) extend the deadline to March 31, 2016 for the Company's consummation of a firm commitment underwritten public offering registered under the Securities Act and related listing of its Common Stock on a national securities exchange, (ii) provide for the issuance of additional five-year warrants (the "Additional Warrants"), exercisable for ten shares of Common Stock per $1,000 of outstanding principal of the 2015 Notes (defined below) held by each buyer pursuant to the April 2015 and May 2015 purchase agreements, each with an exercise price of $12.50 per share, subject to adjustment as set forth within the warrants, issuable in tranches triggered by certain Company actions as set forth in the December Amendments and (iii) authorize the Company, prior to January 31, 2016, to issue to one or more investors up to an aggregate of $1,000,000 principal amount of senior secured notes, on the terms and subject to the restrictions set forth in the December Amendments. An initial tranche of 50,000 Additional Warrants became issuable and were issued in conjunction with the execution of the December Amendments.
Fair value of beneficial conversion feature	$ 609,000
Fair value of additional warrants issued	$ 182,000
Fifth Amendment Securities Purchase Agreemen [Member]
Line of Credit Facility [Line Items]
Secured notes payable, description					(i) remove the requirement that the Company consummate a "Qualified Public Offering"; (ii) extend the deadline for the Company to commence trading on a Qualified Eligible Market (as defined in the March Amendments) to no later than April 14, 2016; provided that if the Company consummates a private offering of its securities resulting in gross proceeds to the Company of at least $3,000,000 after March 31, 2016 and prior to or on April 14, 2016 (a "Qualified Private Offering"), such deadline shall be automatically extended to October 15, 2016; (iii) provide for the issuance of the Additional Warrants, exercisable for ten shares of the Company's common stock per $100 of outstanding principal of the Senior Notes held by each buyer pursuant to the April 2015 and May 2015 Securities Purchase Agreements, each with an exercise price of $5.00 per share, subject to adjustment as set forth within the warrants; and (iv) add an additional covenant on behalf of the Company that, on or prior to April 14, 2016, it will cause its net monthly cash flow directly associated with the D-R Agreement , taken together with its monthly capital expenditure spending associated with the D-R Agreement , and excluding expenditures associated with the Full-Scale Acceptance Test ("FSAT") requirements defined in the D-R Agreement, to be neutral or positive, which may be accomplished by re-negotiation or termination of such D-R Agreement.
December 2015 Equity Offering [Member]
Line of Credit Facility [Line Items]
Issuance of warrant to investors | shares													312,500
Warrants [Member]
Line of Credit Facility [Line Items]
Proceeds recieved from debt gross											$ 3,000,000
Number of institutional investors | Investors								5
Number of warrants issued for common stock | shares								81,942
Common stock issued for exchange agreement | shares								73,747
Exercise price per share | $ / shares				$ 4.00
Loss on exchange of warrants								$ 279,000
Fair value of additional warrants issued					$ 1,497,000	$ 148,000
Issuance of warrant to investors | shares					500,000	50,000
Convertible Debt [Member]
Line of Credit Facility [Line Items]
Number of warrants issued for common stock | shares													81,942
Exercise price and grant date fair value | $ / shares	$ 4.45
Risk free interest rate,maximum													0.25%
Risk free interest rate,minimum													0.23%
Volatility rate, Maximum													148.00%
Volatility rate, Minimum													138.00%
Expected life (in years)	4 months												7 months
Convertible debt combined value	$ 609,000												$ 611,000
Debt conversion amount	$ 2,500,000												$ 2,500,000
Embedded conversion feature liability, description	The Company and the note holders amended the terms of the Notes to allow for the remaining 50% to be converted.
Percentage of conversion feature	50.00%												50.00%
Risk-free interest rate	0.48%
Volatility rate	107.00%
Convertible Debt [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Exercise price and grant date fair value | $ / shares													$ 11.25
Convertible Debt [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Exercise price and grant date fair value | $ / shares													$ 11
Secured Debt [Member]
Line of Credit Facility [Line Items]
Proceeds recieved from debt gross											5,000,000
Aggregate principal amount		$ 1,900,000	$ 3,100,000
Number of institutional investors | Investors		4	7
Transaction expenses											$ 300,000		$ 300,000
Bear interest rate									12.00%		12.00%		12.00%
Secured notes payable, description											The 2015 Notes may be into shares of the Company's common stock. The 2015 Notes may be repaid by the Company at any time unless the 2015 Notes are in default.		The Notes become convertible at a price per share equal to 85% of the average of the five lowest volume weighted average prices of the Company's common stock during a 15 consecutive trading day period immediately prior to the applicable conversion date.
Increased interest rate											18.00%		18.00%
Number of warrants issued for common stock | shares													219,785
Value of warrants issued													$ 2,139,000
Exercise price per share | $ / shares													$ 12.50
Debt instrument maturity description											The 2015 Notes bear interest at a rate of 12% per year, payable monthly, and are set to mature on the two-year anniversary of the issuance dates of the 2015 Notes on April 23, 2017 and May 7, 2017 for the first and second tranches, respectively. Upon issuance of the 2015 Notes, each investor, at its discretion, was entitled to convert up to 50% of the balance outstanding under the 2015 Notes. Upon the execution of the December Amendments (as defined below), however, each investor became entitled to fully convert 100% of the balance outstanding under the 2015 Notes may be into shares of the Company's common stock. The 2015 Notes may be repaid by the Company at any time unless the 2015 Notes are in default.		The Notes bear interest at a rate of 12% per year, payable monthly, and are set to mature on the two year anniversary of the issuance dates of the Secured Notes on April 23, 2017 and May 7, 2017 for the first and second tranches, respectively. The Notes have a limited conversion feature. At the discretion of each investor, at issuance, 50% of the principal balance of the Notes, later amended to be 100% of the Notes may be exchanged for shares of the Company's common stock if the Company consummates a registered underwritten public offering of equity securities with aggregate gross offering proceeds of at least $10 million (the "Qualified Public Offering").
Exercise price and grant date fair value | $ / shares													$ 12.50
Risk free interest rate,maximum													1.02%
Risk free interest rate,minimum													0.87%
Volatility rate, Maximum													83.00%
Volatility rate, Minimum													78.00%
Expected life (in years)													5 years
Amortization of debt discount													$ 2,750,000
Proceeds from secured note											$ 5,000,000		$ 5,000,000
Secured notes payable term											2 years		2 years
Warrants exercisable term											5 years		5 years
Proceeds from public offering													$ 10,000,000
Secured Debt [Member] | Private placement [Member]
Line of Credit Facility [Line Items]
Secured notes payable, description													The Company agreed to pay the placement agent 5% of the aggregate principal amount of the Notes, which was paid at the closing date.
Secured Debt [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Exercise price and grant date fair value | $ / shares													$ 11.25
Secured Debt [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount													$ 5,000,000
Exercise price and grant date fair value | $ / shares													$ 11.00
Offering Costs [Member]
Line of Credit Facility [Line Items]
Amortization of debt discount													$ 303,000